FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Dec. 31, 2013
FEDERAL HOME LOAN BANK ADVANCES
Schedule of maturities and weighted-average rate of FHLB advances by year of maturity
	2013		2012
Maturity	Balance	Rate	Balance	Rate

2013	$—	—%	$5,000	2.45%
2014	5,000	1.90	5,000	1.90
2015	7,000	2.24	7,000	2.24
2016	5,000	2.55	5,000	2.55

	$17,000	2.23%	$22,000	2.28%